Employee Benefit Expenses (Details) - Schedule of employee benefit expenses - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of employee benefit expenses [Abstract]
Wages and salaries	£ 78,641	£ 10,913	£ 5,164
Employer’s national insurance	9,172	2,092	599
Short-term non-monetary benefits	535	416	69
Defined contribution pension cost	3,408	871	215
Share-based payment expenses	43,871	3,759	199
Total employee benefit expenses	£ 135,627	£ 18,051	£ 6,246